Convertible Notes Payable	12 Months Ended
Dec. 31, 2022
Creek Road Miners Inc [Member]
Convertible Notes Payable

Note 10. Convertible Notes Payable

Creecal Holdings LLC (Assigned from Leviston Resources LLC)

In connection with a loan in the principal amount of $500,000 received on May 18, 2022 pursuant to an oral agreement between the Company’s then-CEO and Leviston Resources LLC on September 9, 2022 the Company documented such loan with the issuance of a convertible note assigned to Creecal Holdings LLC, dated as of September 8, 2022 in the principal amount of $500,000 (the “Creecal Note”). The Creecal Note is due on March 8, 2023 and shall accrue interest at 4% per annum. The due date of the note was extended to the earlier of May 31, 2023 or the closing of the Merger. Any principal or interest which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof until the same is paid.

The Creecal Note is convertible at the holder’s option at the conversion price of the Company’s Series C preferred stock then in effect (the “Creecal Note Conversion Price”), provided that so long as an event of default has not occurred under the Note and the Company’s Series B preferred stock remains outstanding, the Creecal Note Conversion Price shall not be lower than the conversion price of the Series B preferred stock. Unless the holder opts to convert the Creecal Note contemporaneously with the Merger, the Creecal Note will be immediately due and paid at the closing of the Merger. In the event the Merger is abandoned or cancelled the Creecal Note will be due 30 days after such event.

Alpha Capital Anstalt

On August 24, 2022, the Company entered into an Agreement (the “Settlement”) with Alpha Capital Anstalt (“Alpha”). The Settlement relates to a dispute with the Company’s then-CEO in connection with Alpha’s partial exercise on March 20, 2022 of warrants to purchase 600,000 shares of the Company’s common stock, par value $0.0001 (the “Warrant Shares”), at an aggregate conversion price of $900,000.

Pursuant to the Settlement, Alpha agreed to exchange the 600,000 Warrant Shares for a convertible promissory note in the principal amount of $900,000 due August 25, 2023 (the “Alpha Note”). Upon the occurrence and during the continuation of any event of default under the Alpha Note, interest shall accrue at a default interest rate of 22% per annum. As of December 31, 2022 Alpha had returned 600,000 shares of common stock in connection with the Settlement.

The Alpha Note is convertible at Alpha’s option at the conversion price of the Company’s Series C preferred stock then in effect (the “Alpha Note Conversion Price”). Upon notice that the Merger is imminent, Alpha will convert the Alpha Note at a 10% discount of the amounts owed thereunder into shares of common stock at the lower of: (i) the Alpha Note Conversion Price; or (ii) the lowest per share valuation attributed to the common stock in the Merger and any capital raise completed by the Company in connection with the Merger.